UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934


               For the monthly distribution period from
                  November 2, 2006 to December 1, 2006

        Commission File Number of issuing entity:  333-130961-25

                     Fremont Home Loan Trust 2006-3
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-130961

                    Financial Asset Securities Corp.
         (Exact name of depositor as specified in its Charter)

                 Greenwich Capital Financial Products Inc
          (Exact name of sponsor as specified in its Charter)

                              New York
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                              06-1442101
                (I.R.S. Employer Identification No.)

        Care of Deutsche Bank National Trust Company as Trustee
               1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                                                              92705
                                                            (Zip Code)


   Registrant's Telephone Number, Including Area Code:  (203) 625-2700

                                  NONE
     (Former name or former address, if changed since last report)


                Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
                                                             (if Section 12(b))
Class I-A-1         [ ]             [ ]             [X]        Not Applicable
Class II-A-1        [ ]             [ ]             [X]        Not Applicable
Class II-A-2        [ ]             [ ]             [X]        Not Applicable
Class II-A-3        [ ]             [ ]             [X]        Not Applicable
Class II-A-4        [ ]             [ ]             [X]        Not Applicable
Class M-1           [ ]             [ ]             [X]        Not Applicable
Class M-2           [ ]             [ ]             [X]        Not Applicable
Class M-3           [ ]             [ ]             [X]        Not Applicable
Class M-4           [ ]             [ ]             [X]        Not Applicable
Class M-5           [ ]             [ ]             [X]        Not Applicable
Class M-6           [ ]             [ ]             [X]        Not Applicable
Class M-7           [ ]             [ ]             [X]        Not Applicable
Class M-8           [ ]             [ ]             [X]        Not Applicable
Class M-9           [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]


PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         See Exhibit Monthly Distribution Date Statement for the period covered herein.

         Pre-Funding
         The tables attached as an Exhibit to this Form 10D reflect the conveyance of subsequent mortgage loans to the trust fund during the pre-funding period. As of November 1, 2006, the mortgage loans had the approximate characteristics shown in the tables. Please see Item 9, Exhibit 99.2 for the related information.

PART II   OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
         99.1 Monthly Distribution Date Statement for the period covered herein.
         99.2 Mortgage Loan Tables Reflecting Subsequent Mortgage Loans During Pre-funding Period.
         99.3 Monthly Credit Risk Management Report.




                               SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                           Financial Asset Securities Corp
                                           (Depositor)



                                           /s/: Thomas J. Conway
                                           Name: Thomas J. Conway
                                           Title: Senior Vice President

     Date: January 9, 2007


EXHIBIT INDEX

   99.1 Monthly Distribution Date Statement for the period covered herein
   99.2 Mortgage Loan Tables Reflecting Subsequent Mortgage Loans During Pre-funding Period.
   99.3 Monthly Credit Risk Management Report